Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortized Cost Disclosure [Abstract]
Financial assets at amortized cost:
11.	Financial assets at amortized cost:

The item detail is as follows:

	2022	2021
	MCh$	MCh$

Rights by resale agreements and securities lending	54,061	64,365
Debt financial instruments	902,355	839,744
Loans and advances to Banks	2,174,792	1,529,832
Loans to customers:
Commercial loans	20,308,745	19,672,332
Residential mortgage loans	11,422,322	10,346,528
Consumer loans	4,995,230	4,247,013
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,641)	(81)
Commercial loans provisions	(321,467)	(318,841)
Mortgage loans provisions	(50,646)	(38,986)
Consumer loans provisions	(449,496)	(315,669)
Total	39,034,255	36,026,237

(a)	Rights arising from resale agreements:

The Bank provides financing to its customers through resale agreements and securities lending, in which the financial instrument serves as collateral. As of December 31, 2022 and 2021, the Bank has the following receivables resulting from such transactions:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Central Bank promissory notes	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued by the Chilean Government and Central Bank of Chile	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other Financial Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Deposits in domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	—	—	35,549	37,763	14,324	14,013	4,188	12,589	—	—	—	—	—	—	54,061	64,365
Subtotal	—	—	35,549	37,763	14,324	14,013	4,188	12,589	—	—	—	—	—	—	54,061	64,365
Financial Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments from foreign	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	—	—	35,549	37,763	14,324	14,013	4,188	12,589	—	—	—	—	—	—	54,061	64,365

Purchased Instruments:

The Bank and its subsidiaries have received financial instruments that they can sell or give as collateral in case the owner of these instruments enters into default or in bankruptcy. As of December 31, 2022 the fair value of the instruments received amounts to Ch$53,173 million (Ch$65,531 million in 2021).

(b)	Debt financial instruments:

At the end of each period, the balances presented under this item are as follows:

	2022	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	—
Bonds and promissory notes from the General Treasury of the Republic	902,355	839,744
Other fiscal debt financial instruments	—	—

Other Finacial Instruments issued in Chile
Debt financial instruments from other domestic banks	—	—
Bonds and trade effects from domestic companies	—	—
Other debt financial instruments issued in the country	—	—

Financial Instruments issued Abroad
Debt financial instruments from foreign Central Banks	—	—
Debt financial instruments from foreign governments and fiscal entities	—	—
Debt financial instruments from other foreign banks	—	—
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—

Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Financial assets with no significant increase in credit risk since initial recognition (phase 1)	—	—
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2)	—	—
Financial assets with credit impairment (phase 3)	—	—
Total	902,355	839,744

Under Instruments of the Government and the Central Bank of Chile, instruments are classified pledged as collateral as part of the FCIC program are included for an approximate amount of Ch$560,434 million as of December 31, 2022 (Ch$456,057 million as of December 31, 2021).

(b.1)	The credit ratings of the issuers of instruments assets at amortized cost as of December 31, 2022 and 2021, are as follows:

	As of December 31, 2022				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	902,355	—	—	902,355	839,744	—	—	839,744
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	902,355	—	—	902,355	839,744	—	—	839,744

(b.2)	Analysis of changes in gross carrying amount and corresponding allowance for ECL by stage for financial instruments measured at amortized cost as of December 31, 2022 and 2021, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Balance as of January 1, 2022	839,744	—	—	—	—	—	839,744	—
Net change on Balance *	62,611	—	—	—	—	—	62,611	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2022	902,355	—	—	—	—	—	902,355	—

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Balance as of January 1, 2021	—	—	—	—	—	—	—	—
Net change on Balance *	839,744	—	—	—	—	—	839,744	—
Change in fair value	—	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2					—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Balance as of December 31, 2021	839,744	—	—	—	—	—	839,744	—

*	Net change between assets purchased and assets derecognized excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(c)	Loans and advances to Banks: At the end of each period, the balances presented under this item are as follows:

	As of December 31, 2022			As of December 31, 2021
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Interbank loans of liquidity	—	—	—	160,018	(31)	159,987
Interbank loans commercial	—	—	—	—	—	—
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	—	—	—	—	—	—
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	—	—	—	—	—	—
Non-transferable deposits in domestic banks	—	—	—	—	—	—
Other debts with domestic banks	—	—	—	—	—	—
Foreign Banks
Interbank loans of liquidity	—	—	—	—	—	—
Interbank loans commercial	186,660	(838)	185,822	158,308	(29)	158,279
Current accounts overdrafts	—	—	—	—	—	—
Chilean exports foreign trade loans	186,553	(801)	185,752	121,008	(21)	120,987
Chilean imports foreign trade loans	—	—	—	—	—	—
Credits with third countries	479	(2)	477	498	—	498
Current account deposits with foreign banks for derivatives transactions	—	—	—	—	—	—
Other non-transferable deposits with foreign banks	—	—	—	—	—	—
Other debts with foreign banks	—	—	—	—	—	—
Subtotal Domestic and Foreign Banks	373,692	(1,641)	372,051	439,832	(81)	439,751
Central Bank of Chile
Current account deposits for derivative transactions with a counterparty	—	—	—	—	—	—
Other deposits not available	1,801,100	—	1,801,100	1,090,000	—	1,090,000
Other receivables	—	—	—	—	—	—
Foreign Central Banks				—	—	—
Current account deposits for derivatives transactions	—	—	—	—	—	—
Other deposits not available	—	—	—	—	—	—
Other receivables	—	—	—	—	—	—
Subtotal Central Bank of Chile and Foreign Central Banks	1,801,100	—	1,801,100	1,090,000	—	1,090,000
Total	2,174,792	(1,641)	2,173,151	1,529,832	(81)	1,529,751

(c.1)	Impairment allowance for due from banks:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021, is as follows:

	2022				2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	—	—	—	—	160,018	—	—	160,018
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	160,018	—	—	160,018

Foreign Banks
Normal	373,692	—	—	373,692	279,814	—	—	279,814
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	373,692	—	—	373,692	279,814	—	—	279,814

Central Bank of Chile
Normal	1,801,100	—	—	1,801,100	1,090,000	—	—	1,090,000
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	1,801,100	—	—	1,801,100	1,090,000	—	—	1,090,000
Total	2,174,792	—	—	2,174,792	1,529,832	—	—	1,529,832

(c.2) Impairment allowance for due from banks, continued:

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2022 and 2021, is as follows:

	Changes as of December 31, 2022
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2022	1,529,832	81	—	—	—	—	1,529,832	81
Net change on Balance *	656,130	439	—	—	—	—	656,130	439
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	1,270	—	—	—	—	—	1,270
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(11,170)	(149)	—	—	—	—	(11,170)	(149)
Total	2,174,792	1,641	—	—	—	—	2,174,792	1,641

	Changes as of December 31, 2021
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2021	2,939,656	458	—	—	—	—	2,939,656	458
Net change on Balance *	(1,446,442)	(389)	—	—	—	—	(1,446,442)	(389)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	36,618	12	—	—	—	—	36,618	12
Total	1,529,832	81	—	—	—	—	1,529,832	81

*	Net change between assets originated and assets repaid, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(d)	Loans to Customers: At the end of each period, the balances presented under this item are as follows:

	As of December 31, 2022			As of December 31, 2021
	Assets before Allowances	Allowances established	Net assets	Assets before Allowances	Allowances established (2)	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	15,891,074	(258,330)	15,632,744	15,986,168	(256,876)	15,729,292
Chilean exports foreign trade loans	956,512	(9,986)	946,526	719,296	(9,001)	710,295
Accrediting foreign trade loans negotiated in terms of Chilean imports	2,715	(16)	2,699	2,950	(5)	2,945
Chilean imports foreign trade loans	698,595	(10,184)	688,411	549,459	(6,074)	543,385
Current account debtors	175,659	(7,194)	168,465	144,010	(2,522)	141,488
Credit card debtors	88,513	(8,196)	80,317	63,284	(3,604)	59,680
Factoring transactions	628,546	(5,847)	622,699	486,282	(2,658)	483,624
Commercial lease transactions (1)	1,782,081	(13,071)	1,769,010	1,612,776	(24,802)	1,587,974
Student loans	59,752	(3,628)	56,124	58,018	(3,437)	54,581
Other loans and accounts receivable	25,298	(5,015)	20,283	50,089	(9,862)	40,227
Subtotal	20,308,745	(321,467)	19,987,278	19,672,332	(318,841)	19,353,491
Mortgage loans
Mortgage bonds	3,907	(23)	3,884	6,084	(27)	6,057
Endorsable mortgage mutual loans	14,604	(77)	14,527	17,784	(66)	17,718
Mortgage mutual financed with mortgage bonds	—	—	—	—	—	—
Other mortgage mutual loans	11,242,986	(49,041)	11,193,945	10,169,889	(37,085)	10,132,804
Residential lease transactions (1)	—	—	—	—	—	—
Other loans and accounts receivable	160,825	(1,505)	159,320	152,771	(1,808)	150,963
Subtotal	11,422,322	(50,646)	11,371,676	10,346,528	(38,986)	10,307,542
Consumer loans
Consumer loans in installments	3,115,069	(374,320)	2,740,749	2,873,304	(267,826)	2,605,478
Current account debtors	253,409	(12,512)	240,897	172,623	(6,490)	166,133
Credit card debtors	1,625,210	(61,758)	1,563,452	1,199,407	(40,317)	1,159,090
Consumer lease transactions (1)	503	(31)	472	509	(33)	476
Other loans and accounts receivable	1,039	(875)	164	1,170	(1,003)	167
Subtotal	4,995,230	(449,496)	4,545,734	4,247,013	(315,669)	3,931,344
Total	36,726,297	(821,609)	35,904,688	34,265,873	(673,496)	33,592,377

(1)	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2022, Ch$910,492 million corresponds to financial leases for real estate (Ch$810,969 million in December 31, 2021) and Ch$872,092 million corresponds to financial leases for other assets (Ch$802,316 million in December 31, 2021).
(2)	Include an additional overlay related to the measures associated with the COVID-19 contingency for an amount equivalent to Ch$30,980 million. There is no additional overlay as of December 31, 2022.

(d.1) Impairment allowance for loans to customers:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2022 and 2021, are as follows:

	2022
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	14,935,868	4,232,711	22,906	299,345	—	1,302	304	19,492,436
Substandard	—	—	286,605	—	—	—	561	287,166
Non-complying	—	—	—	—	218,780	308,057	2,306	529,143
Subtotal	14,935,868	4,232,711	309,511	299,345	218,780	309,359	3,171	20,308,745

Mortgage loans
Normal	—	10,490,690	—	722,028	—	4,444	—	11,217,162
Non-complying	—	—	—	—	—	205,160	—	205,160
Subtotal	—	10,490,690	—	722,028	—	209,604	—	11,422,322

Consumer loans
Normal	—	4,304,927	—	460,669	—	3,867	186	4,769,649
Non-complying	—	—	—	—	—	223,800	1,781	225,581
Subtotal	—	4,304,927	—	460,669	—	227,667	1,967	4,995,230
Total	14,935,868	19,028,328	309,511	1,482,042	218,780	746,630	5,138	36,726,297

	2021
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	10,968,881	4,579,194	3,262,135	214,276	834	893	199	19,026,412
Substandard	—	—	197,580	—	—	—	3	197,583
Non-complying	—	—	—	—	166,799	279,420	2,118	448,337
Subtotal	10,968,881	4,579,194	3,459,715	214,276	167,633	280,313	2,320	19,672,332

Mortgage loans
Normal	—	9,608,872	—	449,804	—	2,675	—	10,061,351
Non-complying	—	—	—	—	—	285,143	34	285,177
Subtotal	—	9,608,872	—	449,804	—	287,818	34	10,346,528

Consumer loans
Normal	—	3,739,887	—	287,814	—	4,367	64	4,032,132
Non-complying	—	—	—	—	—	213,662	1,219	214,881
Subtotal	—	3,739,887	—	287,814	—	218,029	1,283	4,247,013
Total	10,968,881	17,927,953	3,459,715	951,894	167,633	786,160	3,637	34,265,873

(d.1) Impairment allowance for loans to customers, continued:

ii.	Changes in gross carrying amount and corresponding allowance for ECL by stage as of December 31, 2022 and 2021, is as follows:

	Changes as of December 31, 2022
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2022	10,968,881	30,681	4,579,194	57,965	3,459,715	94,339	214,276	8,306	167,633	56,154	280,313	70,594	2,320	802	19,672,332	318,841
Net change on Balance *	1,146,093	(5,301)	(110,736)	(11,628)	(218,018)	19,888	(60,023)	4,870	(23,535)	1,065	(4,502)	56,158	993	428	730,272	65,480
Transfer to Stage 1	3,420,173	33,979	901,257	30,100	(3,419,679)	(33,865)	(892,717)	(28,450)	(494)	(114)	(8,540)	(1,650)	—	—	—	—
Transfer to Stage 2	(563,832)	(1,178)	(1,119,924)	(13,749)	566,547	1,667	1,168,769	20,952	(2,715)	(489)	(48,845)	(7,203)	—	—	—	—
Transfer to Stage 3	(9,385)	(44)	(17,019)	(973)	(93,970)	(5,132)	(130,928)	(14,807)	103,354	5,176	147,948	15,780	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	(19,277)	—	(21,966)	—	7,754	—	22,854	—	16,753	—	9,448	—	—	—	15,566
Refinements to models used for calculation	—	29,263	—	7,218	—	(29,670)	—	(1,446)	—	1,500	—	—	—	(307)	—	6,558
Amounts written off	(2)	(2)	(2)	(2)	(16)	(16)	(30)	(30)	(26,788)	(26,788)	(56,977)	(56,977)	(142)	(142)	(83,957)	(83,957)
Foreign exchange adjustments	(26,060)	(989)	(59)	(150)	14,932	(286)	(2)	(2)	1,325	418	(38)	(12)	—	—	(9,902)	(1,021)
Subtotal Commercial loans	14,935,868	67,132	4,232,711	46,815	309,511	54,679	299,345	12,247	218,780	53,675	309,359	86,138	3,171	781	20,308,745	321,467

Mortgage loans
Balance as of January 1, 2022	—	—	9,608,872	8,266	—	—	449,804	12,115	—	—	287,818	18,601	34	4	10,346,528	38,986
Net change on Balance *	—	—	1,074,711	2,120	—	—	21,391	11,491	—	—	(9,228)	10,037	(34)	(4)	1,086,840	23,644
Transfer to Stage 1	—	—	1,660,510	45,169	—	—	(1,620,547)	(41,432)	—	—	(39,963)	(3,737)	—	—	—	—
Transfer to Stage 2	—	—	(1,842,069)	(3,667)	—	—	1,966,976	12,895	—	—	(124,907)	(9,228)	—	—	—	—
Transfer to Stage 3	—	—	(11,323)	(84)	—	—	(95,613)	(12,562)	—	—	106,936	12,646	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	(42,189)	—	—	—	42,489	—	—	—	(3,423)	—	—	—	(3,123)
Refinements to models used for calculation	—	—	—	5,645	—	—	—	(3,460)	—	—	—	—	—	—	—	2,185
Amounts written off	—	—	(11)	(11)	—	—	17	17	—	—	(11,052)	(11,052)	—	—	(11,046)	(11,046)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	10,490,690	15,249	—	—	722,028	21,553	—	—	209,604	13,844	—	—	11,422,322	50,646

Consumer loans
Balance as of January 1, 2022	—	—	3,739,887	153,994	—	—	287,814	49,109	—	—	218,029	111,804	1,283	762	4,247,013	315,669
Net change on Balance *	—	—	961,038	159,017	—	—	(52,847)	14,962	—	—	9,800	92,191	708	484	918,699	266,654
Transfer to Stage 1	—	—	986,727	165,534	—	—	(976,316)	(159,538)	—	—	(10,411)	(5,996)	—	—	—	—
Transfer to Stage 2	—	—	(1,360,916)	(125,259)	—	—	1,429,394	155,549	—	—	(68,478)	(30,290)	—	—	—	—
Transfer to Stage 3	—	—	(21,686)	(3,677)	—	—	(227,370)	(104,895)	—	—	249,056	108,572	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	(104,217)	—	—	—	137,853	—	—	—	28,215	—	—	—	61,851
Refinements to models used for calculation	—	—	—	(17,927)	—	—	—	(6,277)	—	—	—	—	—	(1)	—	(24,205)
Amounts written off	—	—	(96)	(96)	—	—	(32)	(32)	—	—	(170,324)	(170,324)	(24)	(24)	(170,476)	(170,476)
Foreign exchange adjustments	—	—	(27)	3	—	—	26	1	—	—	(5)	(1)	—	—	(6)	3
Subtotal Consumer loans	—	—	4,304,927	227,372	—	—	460,669	86,732	—	—	227,667	134,171	1,967	1,221	4,995,230	449,496

Total	14,935,868	67,132	19,028,328	289,436	309,511	54,679	1,482,042	120,532	218,780	53,675	746,630	234,153	5,138	2,002	36,726,297	821,609

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(d.1) Impairment allowance for loans to customers, continued:

	Changes as of December 31, 2021
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2021	8,918,334	45,372	4,291,198	84,155	3,661,811	166,189	199,810	12,103	204,449	89,711	322,124	82,576	3,871	1,284	17,601,597	481,390
Net change on Balance *	1,750,645	(13,624)	390,327	9,809	(209,088)	(70,947)	(51,073)	(220)	(44,630)	(24,393)	(29,657)	40,040	(467)	458	1,806,057	(58,877)
Transfer to Stage 1	797,576	5,149	767,931	40,313	(797,576)	(5,149)	(767,917)	(40,307)	—	—	(14)	(6)	—	—	—	—
Transfer to Stage 2	(721,413)	(3,268)	(858,851)	(16,615)	732,462	4,870	921,908	26,896	(11,049)	(1,602)	(63,057)	(10,281)	—	—	—	—
Transfer to Stage 3	(2,720)	(12)	(19,103)	(892)	(32,441)	(5,785)	(88,525)	(12,720)	35,162	5,797	107,627	13,612	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,627)	—	(28,741)	—	9,793	—	26,879	—	7,344	—	6,553	—	—	—	19,201
Refinements to models used for calculation	—	(995)	—	(30,368)	—	(7,357)	—	(4,188)	—	2,415	—	(4,912)	—	144	—	(45,261)
Amounts written off	—	—	(27)	(27)	—	—	(156)	(156)	(25,470)	(25,470)	(57,398)	(57,398)	(1,084)	(1,084)	(84,135)	(84,135)
Foreign exchange adjustments	226,459	686	7,719	331	104,547	2,725	229	19	9,171	2,352	688	410	—	—	348,813	6,523
Subtotal Commercial loans	10,968,881	30,681	4,579,194	57,965	3,459,715	94,339	214,276	8,306	167,633	56,154	280,313	70,594	2,320	802	19,672,332	318,841

Mortgage loans
Balance as of January 1, 2021	—	—	8,664,761	7,657	—	—	401,997	6,221	—	—	320,200	20,744	414	30	9,387,372	34,652
Net change on Balance*	—	—	1,011,262	(1,521)	—	—	(11,005)	1,118	—	—	(30,009)	6,758	(380)	(28)	969,868	6,327
Transfer to Stage 1	—	—	1,221,879	18,069	—	—	(1,221,879)	(18,069)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(1,281,402)	(2,077)	—	—	1,332,093	4,084	—	—	(50,691)	(2,007)	—	—	—	—
Transfer to Stage 3	—	—	(7,604)	(53)	—	—	(51,395)	(4,240)	—	—	58,999	4,293	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(15,782)	—	—	—	19,309	—	—	—	(1,159)	—	—	—	2,368
Refinements to models used for calculation	—	—	—	1,997	—	—	—	3,699	—	—	—	653	—	2	—	6,351
Amounts written off	—	—	(24)	(24)	—	—	(7)	(7)	—	—	(10,681)	(10,681)	—	—	(10,712)	(10,712)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	9,608,872	8,266	—	—	449,804	12,115	—	—	287,818	18,601	34	4	10,346,528	38,986

Consumer loans
Balance as of January 1, 2021	—	—	3,295,502	145,399	—	—	324,440	49,789	—	—	327,102	124,357	1,677	520	3,948,721	320,065
Net change on Balance *	—	—	543,272	36,335	—	—	(67,751)	(6,166)	—	—	(36,418)	71,045	(381)	(83)	438,722	101,131
Transfer to Stage 1	—	—	787,325	117,574	—	—	(787,325)	(117,574)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(879,653)	(57,076)	—	—	943,398	79,524	—	—	(63,745)	(22,448)	—	—	—	—
Transfer to Stage 3	—	—	(12,205)	(1,485)	—	—	(124,873)	(46,739)	—	—	137,078	48,224	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(76,550)	—	—	—	91,107	—	—	—	12,985	—	—	—	27,542
Refinements to models used for calculation	—	—	—	(10,338)	—	—	—	(561)	—	—	—	23,657	—	338	—	13,096
Amounts written off	—	—	(46)	(46)	—	—	(291)	(291)	—	—	(146,024)	(146,024)	(13)	(13)	(146,374)	(146,374)
Foreign exchange adjustments	—	—	5,692	181	—	—	216	20	—	—	36	8	—	—	5,944	209
Subtotal Consumer loans	—	—	3,739,887	153,994	—	—	287,814	49,109	—	—	218,029	111,804	1,283	762	4,247,013	315,669

Total	10,968,881	30,681	17,927,953	220,225	3,459,715	94,339	951,894	69,530	167,633	56,154	786,160	200,999	3,637	1,568	34,265,873	673,496

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(e)	Loans by industry sector:

The following table details the Bank’s loan portfolio (before allowances for loans losses) as of December 31, 2022 and 2021 by the customer’s industry sector and their respective economic activity:

	Credit and Contingent loans Exposure						Allowances Established
	Domestic loans		Foreign loans		Total	Total	Domestic loans		Foreign loans		Total	Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks	1,801,100	1,250,018	373,692	279,814	2,174,792	1,529,832	—	(31)	(1,641)	(50)	(1,641)	(81)

Commercial loans
Agriculture and livestock	797,920	811,756	—	—	797,920	811,756	(11,310)	(23,254)	—	—	(11,310)	(23,254)
Fruit	663,630	636,143	—	—	663,630	636,143	(4,903)	(12,590)	—	—	(4,903)	(12,590)
Forestry	102,548	315,433	—	—	102,548	315,433	(1,369)	(2,140)	—	—	(1,369)	(2,140)
Fishing	30,513	33,989	—	—	30,513	33,989	(1,331)	(1,318)	—	—	(1,331)	(1,318)
Mining	314,890	162,863	—	—	314,890	162,863	(4,666)	(1,954)	—	—	(4,666)	(1,954)
Oil and natural gas	1,011	783	—	—	1,011	783	(15)	(21)	—	—	(15)	(21)
Product manufacturing industries:
Foods, beverages and tobacco	594,923	505,311	—	—	594,923	505,311	(12,316)	(9,254)	—	—	(12,316)	(9,254)
Textiles, leather goods and footwear	33,145	33,900	—	—	33,145	33,900	(625)	(896)	—	—	(625)	(896)
Woods and furnitures	105,551	152,690	—	—	105,551	152,690	(1,553)	(2,009)	—	—	(1,553)	(2,009)
Cellulose, Paper and printing	20,974	22,832	—	—	20,974	22,832	(598)	(743)	—	—	(598)	(743)
Chemicals and petroleum products	365,239	388,804	—	—	365,239	388,804	(3,290)	(2,902)	—	—	(3,290)	(2,902)
Metal, non-metal, machine or others	574,496	498,843	—	—	574,496	498,843	(9,612)	(7,559)	—	—	(9,612)	(7,559)
Electricity, gas and water	463,558	464,087	—	—	463,558	464,087	(3,784)	(2,168)	—	—	(3,784)	(2,168)
Residential construction	271,923	260,942	—	—	271,923	260,942	(10,596)	(8,653)	—	—	(10,596)	(8,653)
Non-residential construction (office, civil engineering)	356,241	541,324	—	—	356,241	541,324	(8,432)	(5,403)	—	—	(8,432)	(5,403)
Wholesale	2,037,033	1,761,049	—	—	2,037,033	1,761,049	(33,387)	(40,630)	—	—	(33,387)	(40,630)
Retail, restaurants and hotels	1,042,290	1,133,708	6,752	7,793	1,049,042	1,141,501	(39,141)	(39,250)	(99)	(134)	(39,240)	(39,384)
Transport and storage	1,210,250	1,181,032	—	—	1,210,250	1,181,032	(21,849)	(31,201)	—	—	(21,849)	(31,201)
Communications	232,984	291,066	—	—	232,984	291,066	(3,989)	(2,348)	—	—	(3,989)	(2,348)
Financial services	2,990,516	3,069,326	—	1,723	2,990,516	3,071,049	(12,372)	(9,172)	—	—	(12,372)	(9,172)
Business services	2,004,481	1,778,544	—	—	2,004,481	1,778,544	(48,666)	(48,153)	—	—	(48,666)	(48,153)
Real estate services	3,338,704	3,035,271	22,792	4,202	3,361,496	3,039,473	(41,809)	(22,448)	(160)	(14)	(41,969)	(22,462)
Student loans	59,753	58,017	—	—	59,753	58,017	(3,628)	(3,437)	—	—	(3,628)	(3,437)
Government administration, defence and police force	26,146	33,812	—	—	26,146	33,812	(317)	(572)	—	—	(317)	(572)
Social services and other community services	833,275	770,707	—	—	833,275	770,707	(13,933)	(16,511)	—	—	(13,933)	(16,511)
Personal services	1,807,207	1,716,382	—	—	1,807,207	1,716,382	(27,717)	(24,107)	—	—	(27,717)	(24,107)
Subtotal	20,279,201	19,658,614	29,544	13,718	20,308,745	19,672,332	(321,208)	(318,693)	(259)	(148)	(321,467)	(318,841)

Residential mortgage loans	11,422,322	10,346,528	—	—	11,422,322	10,346,528	(50,646)	(38,986)	—	—	(50,646)	(38,986)

Consumer loans	4,995,230	4,247,013	—	—	4,995,230	4,247,013	(449,496)	(315,669)	—	—	(449,496)	(315,669)

Contingent loan exposure	12,890,795	11,986,791	—	—	12,890,795	11,986,791	(143,489)	(93,049)	—	—	(143,489)	(93,049)

(f)	Loans and their provisions for loan losses by tranches of days past-due

The concentration of credit risk by days past due is as follows:

	Financial assets before allowances		Allowances established		Net financial assets
	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and advances to Banks
0 days	2,072,225	1,413,525	(1,196)	(60)	2,071,029	1,413,465
1 to 29 days	102,567	116,307	(445)	(21)	102,122	116,286
30 to 59 days	—	—	—	—	—	—
60 to 89 days	—	—	—	—	—	—
> = 90 days	—	—	—	—	—	—
Subtotal	2,174,792	1,529,832	(1,641)	(81)	2,173,151	1,529,751

Commercial loans
0 days	19,653,330	19,177,970	(199,029)	(222,812)	19,454,301	18,955,158
1 to 29 days	274,566	209,078	(18,961)	(13,461)	255,605	195,617
30 to 59 days	95,919	68,970	(13,563)	(9,442)	82,356	59,528
60 to 89 days	36,642	19,771	(8,193)	(3,892)	28,449	15,879
> = 90 days	248,288	196,543	(81,721)	(69,234)	166,567	127,309
Subtotal	20,308,745	19,672,332	(321,467)	(318,841)	19,987,278	19,353,491

Residential mortgage loans
0 days	11,051,530	10,103,531	(22,002)	(19,552)	11,029,528	10,083,979
1 to 29 days	173,094	113,040	(11,591)	(7,329)	161,503	105,711
30 to 59 days	68,590	35,687	(8,043)	(3,885)	60,547	31,802
60 to 89 days	30,675	19,095	(3,733)	(2,038)	26,942	17,057
> = 90 days	98,433	75,175	(5,277)	(6,182)	93,156	68,993
Subtotal	11,422,322	10,346,528	(50,646)	(38,986)	11,371,676	10,307,542

Consumer loans
0 days	4,633,879	4,013,200	(274,951)	(216,681)	4,358,928	3,796,519
1 to 29 days	157,080	124,422	(60,740)	(42,598)	96,340	81,824
30 to 59 days	77,179	52,105	(37,047)	(24,763)	40,132	27,342
60 a 89 days	41,116	21,308	(22,870)	(10,999)	18,246	10,309
> = 90 days	85,976	35,978	(53,888)	(20,628)	32,088	15,350
Subtotal	4,995,230	4,247,013	(449,496)	(315,669)	4,545,734	3,931,344

Total Loans	38,901,089	35,795,705	(823,250)	(673,577)	38,077,839	35,122,128

(g)	Financial Lease Contracts:

As of December 31, 2022 and 2021, the Bank’s scheduled cash flows to be received from financial leasing contracts have the following maturities as follows:

	Total receivable		Unearned income		Net lease receivable (*)
	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	583,321	525,720	(76,614)	(53,312)	506,707	472,408
Due after 1 year but within 2 years	433,397	385,118	(55,714)	(38,653)	377,683	346,465
Due after 2 years but within 3 years	294,728	260,002	(35,133)	(25,228)	259,595	234,774
Due after 3 years but within 4 years	191,083	166,416	(22,481)	(17,015)	168,602	149,401
Due after 4 years but within 5 years	134,590	116,650	(15,614)	(12,038)	118,976	104,612
Due after 5 years	378,280	327,071	(33,166)	(25,624)	345,114	301,447
Total	2,015,399	1,780,977	(238,722)	(171,870)	1,776,677	1,609,107

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$5,907 million and Ch$4,178 million as of December 31, 2022 and 2021, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

The Bank maintains financial lease operations associated with real estate, industrial machinery, vehicles and transportation equipment. These leases contracts have an average term between 2 and 15 years.

Other disclosures:

As of December 31, 2022, under the Commercial Loans item, operations are maintained that guarantee obligations maintained with the Central Bank of Chile as part of the Loan Increase Conditional Credit Facility (FCIC by its Spanish initials) program for an approximate amount of Ch$3,297,016 million (Ch$3,024,118 million in December 2021).

(h)	Purchase of loan portfolio:

During the year 2022 and 2021 no portfolio purchases were made.

(i)	Sale or transfer of credits from the loans to customers:

During 2022 and 2021 the Bank has carried out transactions of sale or transfer of the loan portfolio according to the following:

	As of December 31, 2022
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	7,908	(2,264)	7,908	2,264
Sale of write-off loans	—	—	—	—
Total	7,908	(2,264)	7,908	2,264

	As of December 31, 2021
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	24,023	(15,477)	13,992	5,446
Sale of write-off loans	—	—	12	12
Total	24,023	(15,477)	14,004	5,458

(*)	See Note No. 31.

(j)	Securitization of own assets:

During the years 2022 and 2021, there is no securitization transactions executed involving its own assets.